Net finance income (Tables)	3 Months Ended
Nov. 30, 2024
Net finance income
Summary of net finance income

	Three months	Three months
	ended November 30,	ended November 30,
	2024	2023
	$	$
Interest and bank charges	31,557	64,563
Interest income	(78)	(27,046)
Foreign currency exchange	43,247	—
Transaction costs	194,747	149,472
Gain on derivative liabilities [note 13]	(1,673,420)	(5,411,168)
	(1,403,947)	(5,224,179)